Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net revenues	$ 160,017	$ 125,258	$ 95,357
Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues		125,258	95,357
Recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	20,863
Recognized over time | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues		19,099	23,302
Recognized over time | Sales agent
Disaggregation of Revenue [Line Items]
Net revenues	8,671
Recognized over time | Sales agent | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues		8,311	7,924
Recognized over time | Cost-plus
Disaggregation of Revenue [Line Items]
Net revenues	12,192
Recognized over time | Cost-plus | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues		10,788	15,378
Recognized at point in time | Specified actions
Disaggregation of Revenue [Line Items]
Net revenues	$ 139,154
Recognized at point in time | Specified actions | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues		$ 106,159	$ 72,055